DEBT - Long-term Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022	Dec. 06, 2022	Dec. 05, 2022	Feb. 28, 2021	Feb. 27, 2021	Aug. 10, 2020	Nov. 01, 2018
Debt
Total	$ 276,584	$ 278,330
Less current portion	(42,900)	(2,942)
Less debt issuance costs	(150)	(234)
Long-term portion	233,534	275,154
Finance Leases and Foreign Affiliate Debt
Debt
Total	4,592	4,565
Senior Notes | Series 2020 E Senior Notes
Debt
Total	$ 50,000	$ 50,000
Interest rate (in hundredths)	3.04%	3.04%					3.04%
Senior Notes | Series 2020 F Senior Notes
Debt
Total	$ 50,000	$ 50,000
Interest rate (in hundredths)	3.08%	3.08%					3.08%
Senior Notes | Series 2020 G Senior Notes
Debt
Total	$ 50,000	$ 50,000
Interest rate (in hundredths)	3.15%	3.15%					3.15%
Senior Notes | Series 2018 C Senior Notes
Debt
Total	$ 40,000	$ 40,000
Interest rate (in hundredths)	4.20%	4.20%
Senior Notes | Series 2018 D Senior Notes
Debt
Total	$ 35,000	$ 35,000
Interest rate (in hundredths)	4.27%	4.27%
Senior Notes | Series 2012 Senior Notes Tranche B
Debt
Total	$ 40,000	$ 40,000
Interest rate (in hundredths)	3.98%	3.98%
Revolving Credit Facility
Debt
Maximum borrowing capacity			$ 750,000	$ 550,000	$ 550,000	$ 375,000		$ 375,000
Revolving Credit Facility | Foreign Affiliate Debt
Debt
Total	$ 3,692	$ 5,465
Interest rate at period end (in hundredths)	5.44%	4.13%
Corporate Debt Securities | Series 1999 Industrial Development Revenue Bonds
Debt
Total	$ 3,300	$ 3,300
Interest rate at period end (in hundredths)	3.33%	1.04%